Interests in Other Entities (Details) - Schedule of corporation’s major joint operations	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concesionaria La Chira S.A. [Member]
AENZA S.A.A.
Percentage of interest	50.00%	50.00%	50.00%
Consorcio CDEM [Member]
AENZA S.A.A.
Percentage of interest			85.00%
Consorcio Huacho Pativilca [Member]
AENZA S.A.A.
Percentage of interest	67.00%	67.00%	67.00%
Consorcio GyM – CONCIVILES [Member]
AENZA S.A.A.
Percentage of interest	67.00%	67.00%	67.00%
Consorcio Chicama - Ascope [Member]
AENZA S.A.A.
Percentage of interest	50.00%	50.00%	50.00%
Consorcio Constructor Alto Cayma [Member]
AENZA S.A.A.
Percentage of interest	50.00%	50.00%	50.00%
Consorcio GyM Sade Skanska [Member]
AENZA S.A.A.
Percentage of interest			50.00%
Consorcio Menegua [Member]
AENZA S.A.A.
Percentage of interest			50.00%
Consorcio Ermitaño [Member]
AENZA S.A.A.
Percentage of interest	50.00%	50.00%	50.00%
Consorcio GyM-Stracon [Member]
AENZA S.A.A.
Percentage of interest	50.00%	50.00%	50.00%
Consorcio GyM-OSSA [Member]
AENZA S.A.A.
Percentage of interest			50.00%
Consorcio HV GyM [Member]
AENZA S.A.A.
Percentage of interest	50.00%	50.00%	50.00%
Consorcio La Chira [Member]
AENZA S.A.A.
Percentage of interest	50.00%	50.00%	50.00%
Consorcio Lima Actividades Comerciales Sur [Member]
AENZA S.A.A.
Percentage of interest	50.00%	50.00%	50.00%
Consorcio Lima Actividades Sur [Member]
AENZA S.A.A.
Percentage of interest	50.00%	50.00%	50.00%
Consorcio Rio Urubamba [Member]
AENZA S.A.A.
Percentage of interest	50.00%	50.00%	50.00%
Consorcio Rio Mantaro [Member]
AENZA S.A.A.
Percentage of interest			50.00%
Consorcio TNT Vial y Vives - DSD Chile LTDA [Member]
AENZA S.A.A.
Percentage of interest			50.00%
Constructora Incolur DSD Limitada [Member]
AENZA S.A.A.
Percentage of interest			50.00%
Consorcio Alto Cayma [Member]
AENZA S.A.A.
Percentage of interest	49.00%	49.00%	49.00%
Consorcio Energia y Vapor [Member]
AENZA S.A.A.
Percentage of interest			50.00%
Consorcio La Gloria [Member]
AENZA S.A.A.
Percentage of interest	49.00%	49.00%	49.00%
Consorcio Norte Pachacutec [Member]
AENZA S.A.A.
Percentage of interest	49.00%	49.00%	49.00%
Consorcio Italo Peruano [Member]
AENZA S.A.A.
Percentage of interest	48.00%	48.00%	48.00%
Consorcio Vial Quinua [Member]
AENZA S.A.A.
Percentage of interest	46.00%	46.00%	46.00%
Consorcio Constructor Ductos del Sur [Member]
AENZA S.A.A.
Percentage of interest	29.00%	29.00%	29.00%
Consorcio Constructor Chavimochic [Member]
AENZA S.A.A.
Percentage of interest	27.00%	27.00%	27.00%
Consorcio Inti Punku [Member]
AENZA S.A.A.
Percentage of interest	49.00%	49.00%
Consorcio Pasco [Member]
AENZA S.A.A.
Percentage of interest	1.00%	1.00%	1.00%
Consorcio Terminales [Member]
AENZA S.A.A.
Percentage of interest	50.00%	50.00%	50.00%
Terminales del Peru [Member]
AENZA S.A.A.
Percentage of interest	50.00%	50.00%	50.00%
Consorcio Ancon-Pativilca [Member]
AENZA S.A.A.
Percentage of interest		67.00%	67.00%
Consorcio Peruano de Conservacion [Member]
AENZA S.A.A.
Percentage of interest	50.00%	50.00%	50.00%
Consorcio Manperan [Member]
AENZA S.A.A.
Percentage of interest	67.00%	67.00%	67.00%
Consorcio Vial Sierra [Member]
AENZA S.A.A.
Percentage of interest	50.00%	50.00%	50.00%
Consorcio Vial Ayahuaylas [Member]
AENZA S.A.A.
Percentage of interest	99.00%	99.00%	99.00%
Consorcio Vial ICAPAL [Member]
AENZA S.A.A.
Percentage of interest		10.00%	10.00%
Consorcio Vial Sullana [Member]
AENZA S.A.A.
Percentage of interest	99.00%	99.00%	99.00%
Consorcio Vial del Sur [Member]
AENZA S.A.A.
Percentage of interest	99.00%	99.00%	99.00%
Consorcio Obras Viales [Member]
AENZA S.A.A.
Percentage of interest	99.00%	99.00%	99.00%
Consorcio Vial la Concordia [Member]
AENZA S.A.A.
Percentage of interest	88.00%	88.00%	88.00%
Consorcio GMI- Haskoningdhv [Member]
AENZA S.A.A.
Percentage of interest	70.00%	70.00%	70.00%
Consorcio Supervisor Ilo [Member]
AENZA S.A.A.
Percentage of interest	55.00%	55.00%	55.00%
Consorcio Poyry-GMI [Member]
AENZA S.A.A.
Percentage of interest	40.00%	40.00%	40.00%
Consorcio Internacional Supervision Valle Sagrado [Member]
AENZA S.A.A.
Percentage of interest	33.00%	33.00%	33.00%
Consorcio Ecotec - GMI - PIM [Member]
AENZA S.A.A.
Percentage of interest	30.00%	30.00%	30.00%
Consorcio Ribereño Chinchaycamac [Member]
AENZA S.A.A.
Percentage of interest	40.00%	40.00%	40.00%
Consorcio Supervisor GRH [Member]
AENZA S.A.A.
Percentage of interest	83.00%	64.00%
Consorcio Ecotec - GMI [Member]
AENZA S.A.A.
Percentage of interest	20.00%	20.00%